Revenue - Additional information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment losses on receivables arising from contracts with customers	₨ 0		₨ 0	₨ 1,001
Cost overruns recognized from contracts with customers	367		102	0
Cost over-runs recognized from contracts with customers pending approval	3,110		3,477	3,578
Revenue from contracts with customers	131,699		96,134	81,097
Operating lease income included in revenue from contracts with customers	497		929	222
Revenue recognized from cost over runs	297		99	110
Revenue	132,196	$ 1,409	97,063	81,319
Contract liabilities	1,639		1,240		$ 17
Wind Power [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	46,233		43,758	40,847
Solar Power [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	39,967		35,611	33,521
Hydro Power [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,996		2,237	2,256
Over A Period of Time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	90,480		82,940	80,749
At The Point of Time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41,219		13,194	348
Performance Obligations Satisfied [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	₨ 1,240		₨ 0	₨ 0